Post-employment benefits - Disclosure of Position of Post-Employment Benefit Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Fair value of plan assets	€ (9,173)	€ (10,130)	€ (9,320)
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	13,362	17,149	16,939
Fair value of plan assets	(9,172)	(10,130)	(9,320)
Deficit in the plan	4,190	7,019	7,619
Experience adjustments on defined benefit obligation	€ 1,102	€ (94)	€ (211)